Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Accrued Expenses

	2020	2019
	RMB million	RMB million
Repairs and maintenance	5,268	4,312
Salaries and welfare	4,328	3,974
Landing and navigation fees	2,121	2,612
Jet fuel costs	961	1,846
Computer reservation services	575	461
Interest expense	512	345
Provision for major overhauls (Note 44)	426	883
Air catering expenses	74	147
Provision for early retirement benefits (Note)	—	1
Others	1,655	1,164

	15,920	15,745